Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($)	Relative TSR (percentile)
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[4]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2022	6,385,922	13,949,213	2,614,802	4,989,801	89.63	62.07	29,275,000	100.0
2021	6,274,233	1,394,009	4,185,762	2,022,954	89.26	99.51	(24,384,000)	10.5
2020	5,367,318	7,189,882	2,574,275	3,360,790	94.02	81.56	443,306,000	89.5

Company Selected Measure Name	Relative TSR*
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Helfand (who has been our PEO since May 2014) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, William H. (Bill) Griffiths, David S. Weinberg and Orrin S. Shifrin; (ii) for 2021, William H. (Bill) Griffiths, David S. Weinberg, Orrin S. Shifrin and Adam S. Markman, including severance payments paid to Mr. Markman in accordance with the terms of his March 1, 2021 separation agreement; and (iii) for 2020, David S. Weinberg, Orrin S. Shifrin and Adam S. Markman.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Nareit Office Index.
PEO Total Compensation Amount	$ 6,385,922	$ 6,274,233	$ 5,367,318
PEO Actually Paid Compensation Amount	$ 13,949,213	1,394,009	7,189,882
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Helfand for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Helfand during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Helfand’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	6,385,922	(3,935,936)	11,499,227	13,949,213
2021	6,274,233	(3,859,442)	(1,020,786)	1,394,009
2020	5,367,318	(3,509,479)	5,332,043	7,189,882

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	6,154,237	4,787,705	—	(1,555)	—	558,840	11,499,227
2021	950,763	(4,055,944)	—	332,357	—	1,752,038	(1,020,786)
2020	3,776,060	98,264	—	(10,309)	—	1,468,028	5,332,043
Dollar amounts reported in 2021 and 2022 include the value attributable to accelerated vesting of certain of Mr. Markman’s equity awards in accordance with the terms of his March 1, 2021 separation agreement. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	2,017,750	1,474,645	—	(466)	—	173,521	3,665,450
2021	219,049	(1,449,130)	111,404	123,986	—	572,249	(422,442)
2020	1,616,605	66,842	—	(4,290)	—	609,835	2,288,992

Non-PEO NEO Average Total Compensation Amount	$ 2,614,802	4,185,762	2,574,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,989,801	2,022,954	3,360,790
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 3, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,614,802	(1,290,451)	3,665,450	4,989,801
2021	4,185,762	(1,740,367)	(422,442)	2,022,954
2020	2,574,275	(1,502,477)	2,288,992	3,360,790

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Helfand and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s cumulative TSR over the three years presented in the Pay Versus Performance Table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Helfand and to the Non-PEO NEOs is comprised of equity awards, a significant portion of which is performance-based and linked to the related financial performance measure of relative TSR.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income (Loss)The Company does not use net income (loss) as a performance measure in its executive compensation program because it is neither a reliable indication of our Company’s performance nor an effective measure of long-term value creation for our Company. Therefore, even though the amount of compensation actually paid to Mr. Helfand and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s net income (loss) over the three years presented in the Pay Versus Performance Table, we do not view our net income (loss) results as having a direct relationship to our compensation decisions.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	As demonstrated by the following graph, the amount of compensation actually paid to Mr. Helfand and the average amount of compensation actually paid to the Non-PEO NEOs is strongly aligned with the Company’s relative TSR over the three years presented in the Pay Versus Performance Table. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that relative TSR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the named executive officers, for the most recently completed fiscal year, to the Company’s performance. In 2014, the Company began utilizing relative TSR as the primary performance-based vesting condition under our LTIC Program, and we have continued to utilize relative TSR as the primary performance-based vesting requirement under our LTIC Program through the most recent awards granted in 2023.

Total Shareholder Return Vs Peer Group [Text Block]
As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the Pay Versus Performance Table was (10.4)%, while the cumulative TSR of the peer group presented for this purpose, the Nariet Office Index, was (37.9)% over the three years presented in the table. Based on an initial $100 investment, the Company’s cumulative TSR outperformed the index by $12.46 in 2020, underperformed the index by $10.24 through 2021 and outperformed the index by $27.56 through 2022.

Tabular List [Table Text Block]

Most Important Financial Performance Measures in Fiscal Year 2022
Relative TSR*
Same Property Cash Net Operating Income**
Same Property Leased Occupancy**

Total Shareholder Return Amount	$ 89.63	89.26	94.02
Peer Group Total Shareholder Return Amount	62.07	99.51	81.56
Net Income (Loss)	$ 29,275,000	$ (24,384,000)	$ 443,306,000
Company Selected Measure Amount	100.0	10.5	89.5
PEO Name	Mr. Helfand
Additional 402(v) Disclosure [Text Block]	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.” We have not provided pension benefits to our PEO or our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For LTIC Shares and Time-Based LTIP Units, the updated valuation assumptions reflect the price of EQC’s common shares as of the measurement date. For LTIC RSUs and Performance-Based LTIP Units, the updated valuation assumptions reflect EQC’s relative TSR performance and the price of EQC’s common shares, in either case, as of the measurement date. The amounts deducted or added in calculating the equity award adjustments are as follows:The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR*
Non-GAAP Measure Description [Text Block]	Represents our cumulative TSR calculated by dividing the sum of the cumulative amount of dividends for the measurement period (as defined in Item 402(v)(2)(iv) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.Relative TSR refers the percentile ranking of our TSR during the applicable year when compared to the TSRs of the other companies that comprise the Nareit Office Index during the applicable year. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that relative TSR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the named executive officers, for the most recently completed fiscal year, to the Company’s performance, because it is the measure the Company utilizes as the primary performance-based vesting requirement under our LTIC Program.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same Property Cash Net Operating Income**
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same Property Leased Occupancy**
Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 6,154,237	$ 950,763	$ 3,776,060
Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,787,705	(4,055,944)	98,264
Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,555)	332,357	(10,309)
Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	558,840	1,752,038	1,468,028
Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,499,227	(1,020,786)	5,332,043
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,935,936)	(3,859,442)	(3,509,479)
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,499,227	(1,020,786)	5,332,043
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,017,750	219,049	1,616,605
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,474,645	(1,449,130)	66,842
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	111,404	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(466)	123,986	(4,290)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	173,521	572,249	609,835
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,665,450	(422,442)	2,288,992
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,665,450	(422,442)	2,288,992
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,290,451)	$ (1,740,367)	$ (1,502,477)